Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	50.92
Maximum Aggregate Offering Price	$ 50,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,032.05
Offering Note	(1) This Registration Statement registers 1,000,000 additional shares of common stock, $0.01 par value per share ("Common Stock"), of Walker & Dunlop, Inc. (the "Registrant") that may be issued to participants under the Walker & Dunlop, Inc. 2024 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of Common Stock as reported on the New York Stock Exchange on May 5, 2026.